Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) (EUR €)	12 Months Ended
Dec. 31, 2012
3.99 [Member]
Outstanding options - Number	416,838
Outstanding options - Weighted average remaining contractual life	4 years
Outstanding options - Weighted average exercise price	€ 3.99
Exercisable options - Number	416,838
Exercisable options - Weighted average exercise price	€ 3.99
2.60 [Member]
Outstanding options - Number	124,000
Outstanding options - Weighted average remaining contractual life	1 year 2 months 12 days
Outstanding options - Weighted average exercise price	€ 2.60
Exercisable options - Number	124,000
Exercisable options - Weighted average exercise price	€ 2.60
2.38 [Member]
Outstanding options - Number	174,100
Outstanding options - Weighted average remaining contractual life	7 years 6 months
Outstanding options - Weighted average exercise price	€ 2.38
Exercisable options - Number	87,050
Exercisable options - Weighted average exercise price	€ 238
1.88 [Member]
Outstanding options - Number	95,912
Outstanding options - Weighted average remaining contractual life	7 years 6 months
Outstanding options - Weighted average exercise price	€ 1.88
Exercisable options - Number	47,956
Exercisable options - Weighted average exercise price	€ 1.88
1.88 to 3.99 [Member]
Outstanding options - Number	810,850
Outstanding options - Weighted average remaining contractual life	5 years 2 months 12 days
Outstanding options - Weighted average exercise price	€ 3.18
Exercisable options - Number	675,844
Exercisable options - Weighted average exercise price	€ 3.38